Summary of Quarterly Financial Data (Detail) (USD $)	3 Months Ended									7 Months Ended	12 Months Ended																199 Months Ended	202 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 1996	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2012	Mar. 31, 2013
Quarterly statements of operations data
Revenues											$ 0	$ 0															$ 2,093,522	$ 2,093,522
Loss from operations	(5,592,913)	(4,016,449)	(3,218,499)	(4,221,558)	(4,171,496)	(2,443,160)	(3,552,845)	(4,406,465)	(2,994,415)		(15,628,002)	(13,396,885)															(179,681,823)	(185,274,736)
Net loss	(5,580,867)	(3,996,756)	(3,199,053)	(4,211,163)	(4,152,517)	(2,371,976)	(3,539,326)	(4,392,190)	(2,956,439)	(259,476)	(15,559,489)	(13,259,931)	(8,450,922)	(11,325,058)	(26,647,493)	(22,142,040)	(29,331,773)	(24,782,646)	(6,701,048)	(2,332,077)	(2,105,727)	(16,339,120)	(3,701,084)	(1,055,485)	(1,204,380)	(1,979,400)	(187,177,148)	(192,758,015)
Net loss applicable to common stock	$ (5,580,867)	$ (3,996,756)	$ (3,199,053)	$ (4,211,163)	$ (4,152,517)	$ (2,371,976)	$ (3,539,326)	$ (4,392,190)	$ (2,956,439)		$ (15,559,489)	$ (13,259,931)															$ (198,305,071)	$ (203,885,938)
Basic and diluted net loss per share	$ (0.12)	$ (0.08)	$ (0.07)	$ (0.09)	$ (0.09)	$ (0.06)	$ (0.13)	$ (0.17)	$ (0.13)		$ (0.33)	$ (0.47)
Basic and diluted weighted average number of shares of common stock outstanding	46,265,286	47,418,669	47,715,709	47,715,709	47,715,709	37,090,709	26,465,709	26,250,259	22,755,463		47,641,043	28,175,221